Accumulated other comprehensive loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accumulated other comprehensive loss.
Balance as of December 31, 2019		¥ (2,510)
Foreign currency transaction adjustments, no tax impact		0	¥ 190	¥ (2,700)
Balance as of December 31, 2020	$ (385)	¥ (2,510)	¥ (2,510)